Notes to the Consolidated Statements of Financial Position - Schedule of Other Assets (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Non-current other assets
Prepaid expenses	€ 151,198	€ 204,233
Total non-current other assets	151,198	204,233
Current other assets
Prepayments on research & development projects	2,222,380	4,628,878
Prepaid expenses	923,832	354,948
Others	114,826	119,576
Total current other assets	3,261,038	5,103,402
Other assets from research allowances
Current other assets from research allowances	2,487,763	5,081,772
Total other assets from research allowances	2,487,763	5,081,772
Total other assets	€ 5,899,999	€ 10,389,407